CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Thousands	Total	Common Stock [Member]	Treasury Shares [Member]	Additional paid-in capital [Member]	Retained earnings (deficit) [Member]	Accumulated other comprehensive income (loss) [Member]
Treasury Stock, Shares			342,645
Balance (in shares) at Dec. 31, 2014		31,868,541
Balance at Dec. 31, 2014	$ 356,862	$ 339,640	$ (6,236)	$ 26,909	$ 2,514	$ (5,965)
Increase (Decrease) in Stockholders' Equity
Stock option exercises (note 11) (in shares)		357,136
Stock option exercises (note 11)	3,837	$ 5,434		(1,597)
Stock-based compensation (note 11)	8,942			8,942
Purchase of treasury shares for RSU distribution (in shares)			306,476
Purchase of treasury shares for RSU distribution	(6,584)		$ (6,584)
Distribution of vested RSUs (in shares)		111,524	(408,508)
Distribution of vested RSUs	(2,344)	$ 1,379	$ 8,803	(12,526)
Excess tax benefits from equity awards	2,270			2,270
Net earnings (loss)	(2,674)				(2,674)
Foreign currency translation adjustments, net of tax	(2,013)					(2,013)
Balance at Dec. 31, 2015	358,296	$ 346,453	$ (4,017)	23,998	(160)	(7,978)
Balance (in shares) at Dec. 31, 2015		32,337,201
Treasury Stock, Shares			240,613
Increase (Decrease) in Stockholders' Equity
Common share cancellation (note 22) (in shares)		(809,872)
Common share cancellation (note 22)	(10,203)	$ (8,696)			(1,507)
Stock option exercises (note 11) (in shares)		231,704
Stock option exercises (note 11)	2,048	$ 2,906		(858)
Stock-based compensation (note 11)	7,629			7,629
Purchase of treasury shares for RSU distribution (in shares)			305,629
Purchase of treasury shares for RSU distribution	(4,214)		$ (4,214)
Distribution of vested RSUs (in shares)		100,927	(190,771)
Distribution of vested RSUs	(909)	$ 1,787	$ 3,097	(5,793)
Net earnings (loss)	15,385				15,385
Foreign currency translation adjustments, net of tax	(6,448)					(6,448)
Balance at Dec. 31, 2016	$ 361,584	$ 342,450	$ (5,134)	24,976	13,718	(14,426)
Balance (in shares) at Dec. 31, 2016		31,859,960
Treasury Stock, Shares	355,471		355,471
Increase (Decrease) in Stockholders' Equity
Common share cancellation (note 22) (in shares)		(170,217)
Common share cancellation (note 22)	$ (2,779)	$ (1,825)			(954)
Stock option exercises (note 11) (in shares)		500,184
Stock option exercises (note 11)	5,840	$ 8,122		(2,282)
Stock-based compensation (note 11)	10,341			10,341
Distribution of vested RSUs (in shares)		90,751	(132,832)
Distribution of vested RSUs	$ (1,367)	$ 1,788	$ 1,918	(5,073)
Stock Issued During Period, Shares, Acquisitions	3,580,832
Issuance of common shares	$ 77,213	77,213
Net earnings (loss)	4,135				4,135
Foreign currency translation adjustments, net of tax	11,950					11,950
Balance at Dec. 31, 2017	$ 466,917	$ 427,748	$ (3,216)	$ 27,962	$ 16,899	$ (2,476)
Balance (in shares) at Dec. 31, 2017		35,861,510
Treasury Stock, Shares	222,639		222,639